Commitments (Details 1)	Dec. 31, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2017	$ 60,000
2018	50,000
2019	50,000
2020	50,000
2021	50,000
Thereafter	270,000
Total minimum payments	$ 530,000